Fair value measurement	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Fair value measurement

30. Fair value measurement

The main valuation techniques employed in internal models to measure the fair value of the financial instruments as of December 31, 2024 and 2023 are set out below. The principal inputs into these models are derived from observable market data. The Group did not make any material changes to its valuation techniques and internal models in those periods.

a) Fair value of financial instruments carried at amortized cost

The following tables show the fair value of the financial instruments carried at amortized cost as of December 31, 2024 and 2023. The Group has not disclosed the fair values of financial instruments such as compulsory and other deposits at central banks, other receivables, other financial assets at amortized cost, deposits in electronic money and RDB because the carrying amounts are a reasonable approximation of fair value.

	2024				2023
	Carrying amount	Fair value			Carrying amount	Fair value
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Assets
Credit card receivables (i)	12,259,276	-	-	13,188,240	12,414,101	-	-	12,821,731
Loans to customers (i)	5,321,885	-	-	5,639,873	3,201,636	-	-	3,212,542
Compulsory and other deposits at central banks	6,743,336				7,447,483
Other receivables	1,413,443				1,689,030
Other financial assets	78,147				131,519
Securities	885,418	544,845	330,745	-	104,420	-	104,668	-
Total	26,701,505	544,845	330,745	18,828,113	24,988,189	-	104,668	16,034,273

Liabilities
Deposits in electronic money	6,796,826				2,388,601
Bank receipt of deposits (RDB)	21,511,844				21,054,443
Bank certificate of deposit (CDB)	546,395	-	545,474	-	248,086	-	249,009	-
Payables to network	9,333,541	-	8,693,972	-	9,755,285	-	9,605,576	-
Borrowings and financing (ii)	1,730,357	-	1,737,303	-	1,136,344	-	1,136,978	-
Total	39,918,963	-	10,976,749	-	34,582,759	-	10,991,563	-
(i)	For 2023, excludes the fair value adjustment from the hedge accounting. As of December 31, 2024, the Company no longer has derivatives for the hedge of the portfolio's interest rate risk.
(ii)	Borrowings and financing include the fair value calculated by the discounted cash flow method and also in cases in which the fair value is the same amount as the book value (cases with prepayment clauses at the amortized cost). The fair value of floating rate demand deposits is assumed to be equal to carrying amounts.

The valuation approach to specific categories of financial instruments is described below.

i) Fair value models and inputs

Credit card: The fair values of credit card receivables and payables to the network are calculated using the discounted cash flow method. Fair values are determined by discounting the contractual cash flows by the interest rate curve and credit spread. For payables, cash flows are also discounted by the Group's own credit spread.

Loans to customers: Fair value is estimated based on groups of customers with similar risk profiles, using valuation models. The fair value of a loan is determined by discounting the contractual cash flows by the interest rate curve and a credit spread.

Other receivables: Fair value is calculated by discounting future cash flows by the interest rate curve and a credit spread.

b) Fair value of financial instruments measured at fair value

The following table shows a summary of the fair values, as of December 31, 2024 and 2023, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by the Group to determine their fair value:

	2024
	Fair value Level 1	Fair value Level 2	Fair value Level 3	Total

Assets
Cash and cash equivalents
Short-term investments	161,094	8,671	-	169,765

Government bonds
Brazil	8,325,054	-	-	8,325,054
United States	177,006	-	-	177,006
Mexico	419,159	-	-	419,159
Colombia	28,023	-	-	28,023

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	1,365	-	1,365
Investment funds	86,802	36,615	-	123,417
Time deposit	-	303,970	-	303,970
Notes	-	51,029	-	51,029
Bill of credit (LC)	-	10	-	10
Real estate and agribusiness certificate of receivables	-	9,430	-	9,430
Real estate and agribusiness letter of credit	-	1,283	-	1,283
Corporate bonds and debentures	1,039,320	86,790	-	1,126,110
Equity instrument	-	-	12,900	12,900
Derivative financial instruments	219	24,580	50,665	75,464
Collateral for credit card operations	-	336	-	336

Liabilities
Derivative financial instruments	2,500	29,829	-	32,329
Repurchase agreements	-	308,583	-	308,583

	2023
	Fair value Level 1	Fair value Level 2	Fair value Level 3	Total

Assets
Government bonds
Brazil	7,475,904	-	-	7,475,904
United States	126,914	-	-	126,914
Mexico	1,407	-	-	1,407

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	5,770	-	5,770
Investment funds	-	70,967	-	70,967
Time deposit	-	194,390	-	194,390
Bill of credit (LC)	-	1	-	1
Real estate and agribusiness certificate of receivables (CRIs/CRAs)	234	17,839	-	18,073
Real estate and agribusiness letter of credit (LCIs/LCAs)	-	186	-	186
Corporate bonds and debentures	1,124,154	143,354		1,267,508
Equity instrument	-	-	13,199	13,199
Derivative financial instruments	3,079	17,882	20	20,981
Collateral for credit card operations	-	320	-	320

Liabilities
Derivative financial instruments	4	28,169	-	28,173
Instruments eligible as capital	-	3,988	-	3,988
Repurchase agreements	-	210,454	-	210,454

i) Fair value models and inputs

Securities: The securities with high liquidity and quoted prices in the active market are classified as level 1. Therefore, all government bonds and some corporate bonds are included in level 1 as they are traded in active markets. Brazilian securities values are the published prices by the "Associação Brasileira das Entidades dos Mercados Financeiro e de Capitais" ("Anbima"). For US and Mexico bonds, fair values are the published prices by Bloomberg. Other corporate bonds and investment fund shares, the valuation of which is based on observable data, such as interest rates and interest rate curves are classified as level 2. Credit Rights Investment Funds (“FIDCs”) a type of Investment fund comprised of fixed rate receivables from retail customers are classified at level 3 of the fair value hierarchy with fair value calculated using the discounted cash flow model, based on the underlying assets of the fund.

Derivatives: Derivatives traded on stock exchanges are classified as level 1 of the hierarchy. Derivatives traded on the Brazilian stock exchange are fairly valued using B3 quotations. Swaps are valued by discounting future expected cash flows to present values using interest rate curves and are classified as level 2. Total Return Swaps are also valued by discounting expected cash flows, with the particularity that the equity leg expected cash flow is the last observed price, following non-arbitrage principles. Call options and Warrants are valued using internal models, hence classified as level 3.

Equity instrument: For the fair value of the equity instrument, the Group used contractual conditions as inputs that are not directly observable, and therefore it is classified as level 3.

Instruments eligible as capital: If the instrument has an active market, prices quoted in this market are used. Otherwise, valuation techniques are used, such as discounted cash flows, where cash flows are discounted by a risk-free rate and a credit spread. Instruments eligible as capital were designated at fair value through profit (loss) in the initial recognition (fair value option).

Repurchase agreements: The fair value is calculated by utilizing discounted cash flow.

c) Reconciliation of fair value measurements in Level 3

The table below shows a reconciliation from the opening to the closing balances for recurring fair value measurements categorized within Level 3 of the fair value hierarchy.

	2024
	Equity instrument	Derivative financial instruments	Investment funds	Total

Financial assets at beginning of year	13,199	20	-	13,219
Acquisitions	-	50,635	97,457	148,092
Total gains or losses	(299)	10	81	(208)
In profit or loss	(299)	10	5,933	5,644
In OCI	-	-	(5,852)	(5,852)
Transfer out of Level 3 (i)	-	-	(86,028)	(86,028)
Effect of changes in exchange rates (OCI)	-	-	(11,510)	(11,510)
Financial assets at end of year	12,900	50,665	-	63,565
(i)	In November 2024, the Group obtained control of an investment fund (FIDC) recorded as level 3 in the fair value hierarchy. As a result, the Group began consolidating the assets and liabilities of this fund in these Consolidated Financial Statements.

	2023
	Equity instrument	Derivative financial instruments	Total

Financial assets at beginning of year	22,082	27,908	49,990
Total gains or losses	(8,883)	(27,888)	(36,771)
In profit or loss	(8,883)	(27,888)	(36,771)
Financial assets at end of year	13,199	20	13,219

	2022
	Equity instrument	Derivative financial instruments	Total

Financial assets at beginning of year	30,735	19,756	50,491
Total gains or losses	(8,653)	8,152	(501)
In profit or loss	(8,653)	8,152	(501)
Financial assets at end of year	22,082	27,908	49,990

d) Transfers between levels of the fair value hierarchy

For the year ended December 31, 2024, 2023 and 2022 there were no material transfers of financial instruments between levels 1 and 2 or between levels 2 and 3.